Share-Based Plans - Summary of Stock Options Activity (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022 $ / shares shares
Shares outstanding, beginning balance | shares	12,677,000
Shares outstanding, options granted | shares	1,812,000
Shares outstanding, options exercised | shares	(20,000)
Shares outstanding, options cancelled | shares	(1,268,000)
Shares outstanding, ending balance | shares	13,201,000
Weighted average exercise price, beginning balance | $ / shares	$ 2.35
Weighted average exercise price, options granted | $ / shares	0.68
Weighted average exercise price, options exercised | $ / shares	0.80
Weighted Average Exercise Price, Options cancelled | $ / shares	2.26
Weighted Average Exercise Price, Ending balance | $ / shares	$ 2.14